The Union Central Life Insurance Company
                             ("Union Central Life")

                             Carillon Life Account
                              ("Separate Account")

                                 Supplement to:
                             Excel Performance VUL
                          Prospectus Dated May 1, 2010
                    and Statement of Additional Information


                          Supplement Dated May 1, 2011


1. Subaccount underlying portfolios available as variable investment options for your Policy are:

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
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                              FUND NAME                                                    INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                          Portfolio Type / Summary of Investment Objective
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                       The Alger Portfolios                                            Fred Alger Management, Inc.
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Alger Balanced Portfolio, Class I-2                                     Current income and long-term capital appreciation.
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Alger Capital Appreciation Portfolio, Class I-2                         Long-term capital appreciation.
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                   American Century Investments                                 American Century Investment Management, Inc.
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American Century VP Mid Cap Value Fund, Class I                         Long-term capital growth; income is secondary.
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                 Calvert Variable Products, Inc.*                                    Calvert Investment Management, Inc.
                                                                               (Named Calvert Asset Management Company, Inc.
                                                                                            prior to 4/30/11)
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Calvert VP Barclays Capital Aggregate Bond Index Portfolio -            Index:  Barclays Capital Aggregate Bond Index.
Summit Investment Advisors, Inc. ("Summit")
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Calvert VP EAFE International Index Portfolio, Class I - World          Index:  MSCI EAFE Index.
Asset Management, Inc.
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Calvert VP Inflation Protected Plus Portfolio - Summit                  Current income.
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Calvert VP Nasdaq 100 Index Portfolio - Summit                          Index:  Nasdaq 100 Index.
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Calvert VP Natural Resources Portfolio - Summit                         Capital growth.
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Calvert VP Russell 2000 Small Cap Index Portfolio, Class I -            Index:  Russell 2000 Index.
Summit
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Calvert VP S&P 500 Index Portfolio - Summit                             Index:  S&P 500 Index.
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Calvert VP S&P MidCap 400 Index Portfolio, Class I - Summit             Index:  S&P MidCap 400 Index.
(Calvert VP Mid Cap Value Portfolio prior to merger 5/1/11)
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Calvert VP SRI Large Cap Value Portfolio - No Subadviser                Long-term capital appreciation.
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                  Calvert Variable Series, Inc.*                                   Calvert Investment Management, Inc.
                                                                             (Named Calvert Asset Management Company, Inc.
                                                                                            prior to 4/30/11)
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Calvert VP Income Portfolio - No Subadviser                             Long-term income.
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Calvert VP Money Market Portfolio - No Subadviser                       Money market: current income.
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Calvert VP Small Cap Growth Portfolio - Eagle Asset                     Long-term capital appreciation.
Management, Inc.
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Calvert VP SRI Balanced Portfolio - Equity Portion: New                 Income and capital growth.
Amsterdam Partners LLC; Fixed Income Portion: No Subadviser
(Calvert VP Balanced Index prior to merger 5/1/11)
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Calvert VP SRI Equity Portfolio - Atlanta Capital Management            Capital growth.
Company, LLC
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Calvert VP SRI Strategic Portfolio - Thornburg Investment               Long-term capital appreciation; current income is secondary.
Management, Inc.
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                       DWS Variable Series I                                   Deutsche Investment Management Americas Inc.
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DWS Capital Growth VIP Portfolio, Class A                               Long-term growth of capital.
(DWS Health Care VIP Portfolio prior to merger 5/1/11)
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                      DWS Variable Series II                                   Deutsche Investment Management Americas Inc.
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DWS Dreman Small Mid Cap Value VIP Portfolio, Class A -                 Long-term capital appreciation.
Dreman Value Management, L.L.C.
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DWS Global Thematic VIP Portfolio, Class A - Global Thematic            Long-term capital growth.
Partners, LLC
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               Fidelity(R) Variable Insurance Products                            Fidelity Management & Research Company
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Fidelity(R) VIP Contrafund(R) Portfolio, Initial Class 1,2,3            Long-term capital appreciation.
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Fidelity(R) VIP Equity-Income Portfolio, Initial Class 1,2,3            Index:  S&P 500 Index.
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Fidelity(R) VIP High Income Portfolio, Initial Class 1,2                Income and growth.
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
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                              FUND NAME                                                    INVESTMENT ADVISER
Portfolio Name - Subadviser(s)                                          Portfolio Type / Summary of Investment Objective
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Fidelity(R) VIP Investment Grade Bond Portfolio, Initial Class 1,4      Bond.
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Fidelity(R) VIP Mid Cap Portfolio, Initial Class 1,2,3                  Long-term growth.
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Fidelity(R) VIP Overseas Portfolio, Initial Class 1,2,3                 Long-term growth.
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Fidelity(R) VIP Strategic Income Portfolio, Initial Class 1,2,3,4       Income.
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     Subadvisers: (1) Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International
       Investment Advisors (U.K.) Limited; (2) FMR Co., Inc., Fidelity Investments Japan Limited; (3) Fidelity Management &
                              Research (U.K.) Inc.; and (4) Fidelity Investments Money Management, Inc.
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          Franklin Templeton Variable Insurance Products Trust                            Franklin Advisers, Inc.
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Franklin Income Securities Fund, Class 2                                Income.
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          Financial Investors Variable Insurance Trust (ALPS)                               ALPS Advisors, Inc.
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Ibbotson Balanced ETF Asset Allocation Portfolio, Class II -            Capital appreciation and some current income.
Ibbotson Associates, Inc. ("Ibbotson") (Calvert VP Lifestyle
Moderate Portfolio prior to merger 5/1/11)
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Ibbotson Growth ETF Asset Allocation Portfolio, Class II -              Capital appreciation.
Ibbotson (Calvert VP Lifestyle Aggressive Portfolio prior to merger 5/1/11)
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Ibbotson Income and Growth ETF Asset Allocation Portfolio,              Current income and capital appreciation.
Class II - Ibbotson (Calvert VP Lifestyle Conservative Portfolio
prior to merger 5/1/11)
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                    AIM Variable Insurance Funds                                         Invesco Advisers, Inc.
                 (Invesco Variable Insurance Funds)
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Invesco V.I. Global Real Estate Fund, Series I - Invesco Asset          Total return through growth of capital and current income.
Management Limited
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Invesco V.I. International Growth Fund, Series I                        Long-term growth of capital.
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Invesco V.I.  Small Cap Equity Fund, Series I                           Long-term growth of capital.
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               Ivy Funds Variable Insurance Portfolios                         Waddell & Reed Investment Management Company
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Ivy Funds VIP Science and Technology                                    Long-term capital growth.
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                  MFS(R) Variable Insurance Trust                               Massachusetts Financial Services Company
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MFS(R) Research International Series, Initial Class                     Seeks capital appreciation.
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MFS(R) Total Return Series, Initial Class                               Seeks total return.
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MFS(R) Utilities Series, Initial Class                                  Seeks total return.
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MFS(R) Value Series, Initial Class                                      Seeks capital appreciation.
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             Neuberger Berman Advisers Management Trust                              Neuberger Berman Management LLC
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Neuberger Berman AMT Guardian Portfolio, Class I                        Long-term capital growth; current income is secondary.
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Neuberger Berman AMT Regency Portfolio, Class I                         Capital growth.
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               Oppenheimer Variable Account Funds                                         OppenheimerFunds, Inc.
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Oppenheimer Global Securities Fund/VA, Non-Service Shares               Long-term capital appreciation.
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                 PIMCO Variable Insurance Trust                                  Pacific Investment Management Company LLC
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PIMCO Total Return Portfolio, Administrative Class                      Seeks maximum total return.
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               T. Rowe Price Equity Series, Inc.                                       T. Rowe Price Associates, Inc.
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T. Rowe Price Blue Chip Growth Portfolio-II                             Seeks Long-term capital growth.  Income is a secondary
                                                                        objective.
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T. Rowe Price Equity Income Portfolio-II                                Seeks Substantial dividend income and long-term growth of
                                                                        capital.
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              Third Avenue Variable Series Trust                                         Third Avenue Management LLC
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Third Avenue Value Portfolio                                            Long-term capital appreciation.
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           The Universal Institutional Funds, Inc.                                Morgan Stanley Investment Management Inc.
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UIF Emerging Markets Equity Portfolio, Class I - Morgan Stanley         Long-term capital appreciation by investing primarily in
 Investment Management Company and Morgan Stanley                       growth oriented equity securities of issuers in emerging
Investment Management Limited                                           market countries.
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* These funds are part of and their investment adviser and Summit are indirect subsidiaries of the UNIFI (R) Mutual Holding Company
(UNIFI (R)), the ultimate parent of Union Central Life.  Also, Calvert Investment Distributors, Inc. (named Calvert Distributors,
Inc. prior to 4/30/11), an indirect subsidiary of UNIFI (R), is the underwriter for these funds.

2. Please see the fund prospectuses for more information about subaccount underlying portfolios, including portfolio operating expenses for the year ended December 31, 2010.

3. The prospectus sections on systematic transfer programs (Dollar Cost Averaging, Portfolio Rebalancing, and Earnings Sweep) are revised by deleting the phrase "or be Internet when available" each time it appears in that section. We do not process Internet instructions for systematic programs, although the Internet may be used for other Policy communications, as stated in the Transfers section of your prospectus.

4. In the Asset Allocation Program section of the prospectus, the reference to "AIC's Form ADV Part II" is deleted and replaced with "AIC's Form ADV
     Part 2A, Appendix 1."

5. In the prospectus and the Statement of Additional Information ("SAI"), references to our affiliate, Summit Investment Advisors, Inc., are revised to use the short cite "Summit."

6. In the Asset Allocation Program section of the prospectus and in the SAI, the name of our affiliate, which is the adviser of the Calvert Funds, is changed to Calvert Investment Management, Inc. (named Calvert Asset Management Company, Inc. prior to April 30, 2011). References to Calvert Investment Management, Inc. are revised to use the short cite "CIM."

7.   The SAI ASSET ALLOCATION PROGRAM text is revised as follows:
     a. In the Asset Allocation Program Models section, the sentence "First, SIA performs an optimization analysis to determine the breakdown of asset classes." is deleted and replaced with the following:
               First, an optimization analysis is performed to determine the breakdown of asset classes. Next, after the asset class exposures are known, a determination is made of how available investment options can be used to implement the asset class level allocations.
     b. In the second paragraph of the Periodic Updates of the Models and Notices of Updates section, the sentence "This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model (independently of the automatic quarterly rebalancing)." is deleted and replaced with the following:
               This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will automatically change and your accumulated value and any subsequent premium payments will be automatically reallocated among the investment options in your updated model when your next automatic quarterly rebalancing occurs.
     c. In the first paragraph on Potential Conflicts of Interest, the sentence "SIA analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection, allocation weighting, and periodic updates regarding portfolios in the models." is deleted and replaced by the following:
               Summit analyzes all our model investment options and their underlying portfolios; it evaluates and recommends the selection of specific funds and periodic updates regarding portfolios in the models. In developing these recommendations, Summit consults with unaffiliated third parties to obtain information on asset class-level allocation weightings and impact of the models on insurance reserves.

All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.


  Please retain this supplement with the current prospectus for your variable policy issued by The Union Central Life Insurance Company.

 If you do not have a current prospectus, please contact Union Central Life at
                                1-800-825-1551.